GOLDMAN SACHS TRUST

Goldman Sachs Structured Domestic Equity Funds

Class A, Class B, Class C, Institutional, Service,

Class IR and Class R Shares (as applicable)

of the

Goldman Sachs Structured Large Cap Growth Fund

Goldman Sachs Structured Large Cap Value Fund

Goldman Sachs Structured Small Cap Equity Fund

Goldman Sachs Structured Small Cap Growth Fund

Goldman Sachs Structured Small Cap Value Fund

Goldman Sachs Structured U.S. Equity Fund

(the “Funds”)

Supplement dated April 23, 2013 to the

Prospectus and Summary Prospectuses dated February 28, 2013 (the “Prospectus”)

The Board of Trustees of the Goldman Sachs Trust has approved a change in each Fund’s name, as outlined below, with such changes taking effect after the close of business on May 3, 2013. Accordingly, effective as of that time, all references in the Prospectus and Summary Prospectuses are hereby changed as follows:

Current Fund Name and Shortened Version	New Fund Name and Shortened Version
Goldman Sachs Structured Large Cap Growth Fund Structured Large Cap Growth Fund	Goldman Sachs Large Cap Growth Insights Fund Large Cap Growth Insights Fund
Goldman Sachs Structured Large Cap Value Fund Structured Large Cap Value Fund	Goldman Sachs Large Cap Value Insights Fund Large Cap Value Insights Fund
Goldman Sachs Structured Small Cap Equity Fund Structured Small Cap Equity Fund	Goldman Sachs Small Cap Equity Insights Fund Small Cap Equity Insights Fund
Goldman Sachs Structured Small Cap Growth Fund Structured Small Cap Growth Fund	Goldman Sachs Small Cap Growth Insights Fund Small Cap Growth Insights Fund
Goldman Sachs Structured Small Cap Value Fund Structured Small Cap Value Fund	Goldman Sachs Small Cap Value Insights Fund Small Cap Value Insights Fund
Goldman Sachs Structured U.S. Equity Fund Structured U.S. Equity Fund	Goldman Sachs U.S. Equity Insights Fund U.S. Equity Insights Fund

Effective immediately, the fifth and sixth sentences under “Investment Management Approach—Other Investment Practices and Securities” in the Prospectus are replaced with the following:

Each Fund publishes on its website (http://www.goldmansachsfunds.com) complete portfolio holdings for the Fund as of the end of each fiscal quarter subject to a 60 calendar-day lag between the date of the information and the date on which the information is disclosed. The Funds may however, at their discretion, publish these holdings earlier than 60 calendar days, if deemed necessary by the Funds.

This Supplement should be retained with your Prospectus or Summary Prospectus for future reference.

STDOMNAMSTK 04-13